FINANCIAL EXPENSES NET (Tables)	12 Months Ended
Dec. 31, 2016
Financial Expenses Net Tables [Abstract]
Schedule of financial expenses
NOTE 17—FINANCIAL EXPENSES- NET:
	Year ended December, 31
	2016	2015	2014

	(U.S. $ in millions)
Venezuela devaluation (1)	$746	$-	$-
Interest expenses and other bank charges	546	270	300
Other-than-temporary impairment	136	631	6
Income from investments	(51)	(34)	(24)
Foreign exchange (gains) losses - net	(49)	(9)	30
Other, net (2)	2	142	1
Total finance expense — net	$1,330	$1,000	$313

(1) For further information regarding the Venezuela devaluation, refer to note 16a.
(2) Expenses in 2015 were comprised mainly of expenses relating to the debt tender offer and the termination of related swap agreements.